Consolidated Statements of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Net Revenues
Asset management and administration fees	$ 2,043		$ 1,928		$ 1,822
Interest revenue	1,914		1,900		1,723
Interest expense	(150)		(175)		(199)
Net interest revenue	1,764		1,725		1,524
Trading revenue	868		927		830
Other - net	256	[1]	160	[1]	135	[1]
Provision for loan losses	(16)		(18)		(27)
Net impairment losses on securities	(32)	[2]	(31)	[2]	(36)	[2]
Total net revenues	4,883		4,691		4,248
Expenses Excluding Interest
Compensation and benefits	1,803		1,732		1,573
Professional services	388		387		341
Occupancy and equipment	311		301		272
Advertising and market development	241		228		196
Communications	220		220		207
Depreciation and amortization	196		155		146
Class action litigation and regulatory reserve			7		320
Money market mutual fund charges					132
Other	274		269		282
Total expenses excluding interest	3,433	[3]	3,299	[3]	3,469	[3]
Income before taxes on income	1,450		1,392		779
Taxes on income	522		528		325
Net Income	928		864		454
Preferred stock dividends	45
Net Income Available to Common Stockholders	$ 883		$ 864		$ 454
Weighted-Average Common Shares Outstanding - Diluted	1,275	[4]	1,229	[4]	1,194	[4]
Earnings Per Common Share - Basic	$ 0.69		$ 0.70		$ 0.38
Earnings Per Common Share - Diluted	$ 0.69		$ 0.70		$ 0.38

[1]	Unallocated amount includes a pre-tax gain of $70 million relating to a confidential resolution of a vendor dispute in 2012.
[2]	Net impairment losses on securities include total other-than-temporary impairment losses of $15 million, $18 million, and $41 million, net of $(17) million, $(13) million, and $5 million recognized in other comprehensive income in 2012, 2011, and 2010, respectively.
[3]	Unallocated amount primarily includes class action litigation and regulatory reserves of $320 million and money market mutual fund charges of $132 million in 2010.
[4]	Antidilutive stock options and restricted stock awards excluded from the calculation of diluted EPS totaled 74 million, 63 million, and 52 million shares in 2012, 2011, and 2010, respectively.